Significant Accounting Policies and Basis of Presentation - Schedule of Allowance for Sales Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 72,657
Ending balance	80,448	$ 72,657
Allowance for sales returns
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	6,427	7,808	$ 7,417
Add: Charged to revenue	15,669	16,502	16,560
Less: Utilization of sales return reserve	(17,557)	(17,883)	(16,169)
Ending balance	$ 4,539	$ 6,427	$ 7,808